Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue
Revenue	$ 170.6	$ 171.5	$ 505.0	$ 507.8
Revenue-based royalties
Revenue
Revenue	47.5	39.2	146.4	115.9
Streams
Revenue
Revenue	99.3	114.7	293.7	336.7
Profit-based royalties
Revenue
Revenue	11.4	8.6	35.1	27.6
Other
Revenue
Revenue	12.4	9.0	29.8	27.6
Gold
Revenue
Revenue	110.6	114.4	337.5	353.8
Provisional price adjustment	0.2		0.7
Silver
Revenue
Revenue	20.5	26.8	62.1	74.0
Platinum-group metals
Revenue
Revenue	9.0	11.1	27.9	32.8
Provisional price adjustment	1.5		2.1
Other mining commodities
Revenue
Revenue	4.3	6.7	9.6	14.2
Oil and gas
Revenue
Revenue	26.2	12.5	67.9	33.0
Latin American
Revenue
Revenue	74.6	85.8	215.6	248.6
United States
Revenue
Revenue	33.9	22.8	100.1	73.2
Canada
Revenue
Revenue	32.6	31.2	95.3	92.5
Rest of World
Revenue
Revenue	$ 29.5	$ 31.7	$ 94.0	$ 93.5